Schedule III Summary of Activity in Real Estate Facilities (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Real estate facilities
Real estate facilities, beginning balance		$ 1,924,746	$ 1,887,206	$ 1,593,624
Facility acquisitions		180,559	23,697	298,342
Casualty loss	[1]	(6,541)
Impact of foreign exchange rate changes and other		(16,374)	4,342	(12,984)
Improvements and additions		8,806	9,501	8,224
Real estate facilities, ending balance		2,091,196	1,924,746	1,887,206
Accumulated depreciation
Accumulated depreciation, beginning balance		(255,844)	(202,683)	(155,927)
Casualty loss		1,913
Depreciation expense		(53,975)	(52,620)	(48,400)
Impact of foreign exchange rate changes and other		2,774	(541)	1,644
Accumulated depreciation, ending balance		(305,132)	(255,844)	(202,683)
Construction in process
Construction in process, Balance at beginning of year		5,977	4,491	1,799
Net additions and assets placed into service		3,526	1,486	2,692
Construction in process, Balance at end of year		9,503	5,977	4,491
Real estate facilities, net		$ 1,795,567	$ 1,674,879	$ 1,689,014

[1]	Hurricane Helene caused record flooding in late September 2024 in Asheville, North Carolina. One of our 14 wholly-owned properties in this market was severely flooded. As a result of the flooding and related damage, we recorded a net casualty loss related to the flooded property of approximately $4.6 million during the year ended December 31, 2024, to write-off the carrying value. We expect to rebuild and therefore we believe it is probable that we will receive insurance proceeds to offset the casualty loss and we recorded a receivable related to our pending insurance claim amounts as of December 31, 2024. There is no assurance as to when this property will be rebuilt or the performance of this property upon completion or stabilization. The casualty loss was completely offset in our consolidated statements of operations by such expected recovery. Any amount of insurance recovery related to the property damage in excess of the casualty loss incurred is considered a gain contingency, and would be recognized upon final settlement of the claims.